Fees Summary	Oct. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 113,301,586.2
Previously Paid Amount	0
Total Fee Amount	9,857.24
Total Offset Amount	0
Net Fee	$ 9,857.24
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A